RS Large Cap Alpha Fund
RS Large Cap Alpha Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 115 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 38 of the Fund’s statement of additional information.
Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees RS Large Cap Alpha Fund	Class A		Class C		Class K	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none	none
[1]	Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
Annual Fund Operating Expenses RS Large Cap Alpha Fund	Class A	Class C	Class K	Class Y
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	1.00%	0.65%
Other Expenses	0.17%	0.24%	0.16%	0.15%
Total Annual Fund Operating Expenses	0.92%	1.74%	1.31%	0.65%

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example RS Large Cap Alpha Fund (USD $)	Class A	Class C	Class K	Class Y
1 Year	564	277	133	66
3 Years	754	548	415	208
5 Years	960	944	718	362
10 Years	1,553	2,052	1,579	810

Assuming No Redemption
Expense Example, No Redemption RS Large Cap Alpha Fund (USD $)	Class A	Class C	Class K	Class Y
1 Year	564	177	133	66
3 Years	754	548	415	208
5 Years	960	944	718	362
10 Years	1,553	2,052	1,579	810

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in companies considered by the Fund’s investment team (at the time of purchase) to be large-capitalization companies. The Fund’s investment team considers a company to be large-capitalization if its market capitalization is at least $5 billion. The Fund’s investment team currently expects that the Fund typically will hold between 35 and 50 securities positions.

In evaluating investments for the Fund, the Fund’s investment team conducts fundamental research to identify companies with improving returns on invested capital. The investment team’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Fund’s investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies based on the investment team’s assessment of risk (the possibility of permanent capital impairment) and its assessment of reward (the future value of the enterprise).

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

The Fund will typically invest principally in equity securities. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.
  Equity Securities Risk
  The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.
  Investment Style Risk
  A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.
  Overweighting Risk
  Overweighting investments in an industry or group of industries relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its primary benchmark.
  Underweighting Risk
  If the Fund underweights its investment in an industry or group of industries relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s primary benchmark.
  Foreign Securities Risk
  Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
  Cash Position Risk
  To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.
  Limited Portfolio Risk
  To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.
  Mid-sized Companies Risk
  Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
  Focused Investment Risk
  Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of two broad measures of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s investment strategy and investment team changed on March 30, 2009. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.
Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter Third Quarter 2009 17.47% Worst Quarter Third Quarter 2011 -20.78%
Average Annual Total Returns (PERIODS ENDED 12/31/13)
Average Annual Total Returns RS Large Cap Alpha Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	Jun. 01, 1972	31.61%	15.22%	7.77%	11.94%
Class A Shares Return After Taxes on Distributions	Jun. 01, 1972	30.55%	14.70%	7.33%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	Jun. 01, 1972	18.37%	12.07%	6.11%
Class A Shares Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	Jun. 01, 1972	32.53%	16.67%	7.58%		[1]
Class A Shares S&P 500® Index (reflects no deduction for fees, expenses or taxes)	May 31, 1972	32.39%	17.94%	7.41%	10.36%	[2]
Class C Shares	Aug. 07, 2000	36.06%	15.44%	7.34%	0.97%
Class C Shares Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	Aug. 07, 2000	32.53%	16.67%	7.58%	6.34%
Class C Shares S&P 500® Index (reflects no deduction for fees, expenses or taxes)	Aug. 07, 2000	32.39%	17.94%	7.41%	3.65%
Class K Shares	May 15, 2001	37.66%	15.89%	7.90%	4.65%
Class K Shares Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	May 15, 2001	32.53%	16.67%	7.58%	6.28%
Class K Shares S&P 500® Index (reflects no deduction for fees, expenses or taxes)	May 15, 2001	32.39%	17.94%	7.41%	5.20%
Class Y Shares	May 01, 2007	38.58%	16.66%		7.56%
Class Y Shares Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	May 01, 2007	32.53%	16.67%		3.95%
Class Y Shares S&P 500® Index (reflects no deduction for fees, expenses or taxes)	May 01, 2007	32.39%	17.94%		5.61%
[1]	No since inception performance return is shown for Class A shares because the inception date for Class A shares was prior to the inception date of the Russell 1000® Value Index.
[2]	Since inception returns for the S&P 500® Index shown in the table are since May 31, 1972, the month end prior to the inception of Class A shares.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.